Stockholders' equity and dividend payment, Stock repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Repurchases [Abstract]
Share repurchases (in shares)	5,513,254	0	725,298
Aggregate consideration	$ 32,178		$ 3,248
Average price (in dollars per share)	$ 5.82		$ 4.47